INCOME AND SOCIAL CONTRIBUTION TAXES - Changes in net deferred asset (liability) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	R$ 3,553,806	R$ 3,755,686	R$ 2,971,707
Recognized in income	(199,573)	(217,433)	798,160
Others		(36,226)	31,103
Effect of selling of subsidiary and Others	(86,093)
Comprehensive Income	63,652	51,779	(45,284)
Balance as of end of the year	3,331,792	3,553,806	3,755,686
Tax loss carryforward
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,341,464	1,339,933	973,638
Recognized in income	(157,207)	4,781	341,664
Others		(36,226)	36,445
Comprehensive Income	36,228	32,976	(11,814)
Balance as of end of the year	1,220,485	1,341,464	1,339,933
Social contribution tax losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	350,810	337,258	355,782
Recognized in income	(60,534)	13,552	(18,524)
Balance as of end of the year	290,276	350,810	337,258
Provision for tax, civil and labor liabilities
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	242,794	270,417	275,463
Recognized in income	140,871	(27,848)	(5,214)
Others			168
Comprehensive Income	1,798	225
Balance as of end of the year	385,463	242,794	270,417
Benefits granted to employees
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	294,031	286,494	282,803
Recognized in income	(6,848)	(29,739)	(16,564)
Others			67,184
Comprehensive Income	105,074	37,276	(46,929)
Balance as of end of the year	392,257	294,031	286,494
Other temporary differences
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	575,719	525,818	410,300
Recognized in income	(114,627)	73,067	93,094
Others			17,177
Comprehensive Income	40,022	(23,166)	5,247
Balance as of end of the year	501,114	575,719	525,818
Deferred exchange variance
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	1,177,428	1,284,377	1,060,527
Recognized in income	(119,178)	(106,640)	223,850
Comprehensive Income	(709)	(309)
Balance as of end of the year	1,057,541	1,177,428	1,284,377
Provision for losses
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	23,618	83,837	110,728
Recognized in income	11,740	(75,142)	(33,165)
Others			(12)
Comprehensive Income	162	14,923	6,286
Balance as of end of the year	35,520	23,618	83,837
Fair value adjustments on businesses acquired
Breakdown and changes in deferred income and social contribution tax assets and liabilities at statutory tax rates
Balance as of beginning of the year	(452,058)	(372,448)	(497,534)
Recognized in income	106,210	(69,464)	213,019
Others			(89,859)
Effect of selling of subsidiary and Others	(86,093)
Comprehensive Income	(118,923)	(10,146)	1,926
Balance as of end of the year	R$ (550,864)	R$ (452,058)	R$ (372,448)